Contract Liabilities (Customer Advances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract liabilities	$ 1,796,939,000	$ 1,169,232,000		$ 513,592
Contract liabilities presented under long-term liabilities	293,984,000	169,073,000
Contract liabilities	1,502,955,000	1,000,159,000
Increase (decrease) in contract liabilities	$ 617,740,000	$ 358,730,000	$ (174,582,000)